UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Odey Asset Management Group Limited

Address:   12 Upper Grosvenor St.
           London, UK W1K2ND


Form 13F File Number: 028-14186


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David Stewart
Title:  Director
Phone:  44 020 7208 1400

Signature,  Place,  and  Date  of  Signing:

/s/ David Stewart                  London, UK                         5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              52

Form 13F Information Table Value Total:  $      629,214
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14187             Odey Asset Management LLP
----  --------------------  ----------------------------------------------------
2     028-14189             Odey Holdings AG
----  --------------------  ----------------------------------------------------
3     028-14190             Crispin Odey
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AGCO CORP                    COM              001084102   44,729   813,232 SH       DEFINED    1,2,3      813,232      0    0
AGNICO EAGLE MINES LTD       COM              008474108    3,208    47,330 SH       DEFINED    1,2,3       47,330      0    0
AIR PRODS & CHEMS INC        COM              009158106      272     3,000 SH       DEFINED    2,3          3,000      0    0
APPLE INC                    COM              037833100      349     1,000 SH       DEFINED    2,3          1,000      0    0
APPLE INC                    COM              037833100      603     1,730 SH       DEFINED    1,2,3        1,730      0    0
BANK OF AMERICA CORPORATION  COM              060505104   50,324 3,774,412 SH       DEFINED    1,2,3    3,774,412      0    0
BERKSHIRE HATHAWAY INC DEL   CL B NEW         084670702   14,635   175,000 SH       DEFINED    1,2,3      175,000      0    0
CADIZ INC                    COM NEW          127537207    4,876   400,000 SH       DEFINED    1,2,3      400,000      0    0
CATERPILLAR INC DEL          COM              149123101      446     4,000 SH       DEFINED    2,3          4,000      0    0
CHIMERA INVT CORP            COM              16934Q109   10,811 2,730,000 SH       DEFINED    1,2,3    2,730,000      0    0
CNA FINL CORP                COM              126117100   38,930 1,317,929 SH       DEFINED    1,2,3    1,317,929      0    0
COMPANIA DE MINAS BUENAVENTU SPONSORED ADR    204448104   30,295   704,988 SH       DEFINED    1,2,3      704,988      0    0
DEUTSCHE BANK AG             NAMEN AKT        D18190898   62,505 1,015,979 SH       DEFINED    1,2,3    1,015,979      0    0
EBAY INC                     COM              278642103   39,859 1,282,955 SH       DEFINED    1,2,3    1,282,955      0    0
F M C CORP                   COM NEW          302491303      849    10,000 SH       DEFINED    1,2,3       10,000      0    0
FIRST INTST BANCSYSTEM INC   COM CL A         32055Y201    4,080   300,000 SH       DEFINED    1,2,3      300,000      0    0
FOOT LOCKER INC              COM              344849104      276    14,000 SH       DEFINED    2,3         14,000      0    0
FX ENERGY INC                COM              302695101      247    30,000 SH       DEFINED    2,3         30,000      0    0
FX ENERGY INC                COM              302695101    6,400   765,598 SH       DEFINED    1,2,3      765,598      0    0
GENERAL DYNAMICS CORP        COM              369550108      269     3,500 SH       DEFINED    2,3          3,500      0    0
ICICI BK LTD                 ADR              45104G104      399     8,000 SH       DEFINED    1,2,3        8,000      0    0
INTEL CORP                   COM              458140100   40,956 2,031,066 SH       DEFINED    1,2,3    2,031,066      0    0
INTERNATIONAL BUSINESS MACHS COM              459200101   37,734   231,294 SH       DEFINED    1,2,3      231,294      0    0
ISHARES TR                   MSCI EMERG MKT   464287234      682    14,000 SH       DEFINED    2,3         14,000      0    0
ISHARES INC                  MSCI JAPAN       464286848    3,095   300,000 SH       DEFINED    1,2,3      300,000      0    0
JOHNSON & JOHNSON            COM              478160104    1,793    30,260 SH       DEFINED    1,2,3       30,260      0    0
JPMORGAN CHASE & CO          COM              46625H100   43,297   938,912 SH       DEFINED    1,2,3      938,912      0    0
LOUISIANA PAC CORP           COM              546347105      314    30,000 SH       DEFINED    2,3         30,000      0    0
MASCO CORP                   COM              574599106    5,011   360,000 SH       DEFINED    1,2,3      360,000      0    0
MEDTRONIC INC                COM              585055106      277     7,000 SH       DEFINED    2,3          7,000      0    0
MICROSOFT CORP               COM              594918104   46,986 1,849,595 SH       DEFINED    1,2,3    1,849,595      0    0
OCZ TECHNOLOGY GROUP INC     COM              67086E303    6,156   760,000 SH       DEFINED    1,2,3      760,000      0    0
OFFICEMAX INC DEL            COM              67622P101      156    12,000 SH       DEFINED    2,3         12,000      0    0
OFFICEMAX INC DEL            COM              67622P101    5,952   460,000 SH       DEFINED    1,2,3      460,000      0    0
PARTNERRE LTD                COM              G6852T105    6,877    86,911 SH       DEFINED    1,2,3       86,911      0    0
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR    71654V408   18,083   446,708 SH       DEFINED    1,2,3      446,708      0    0
PNC FINL SVCS GROUP INC      COM              693475105      508     8,060 SH       DEFINED    1,2,3        8,060      0    0
PROSHARES TR                 PSHS ULT S&P 500 74347R107    2,131    40,000 SH       DEFINED    1,2,3       40,000      0    0
ROYAL GOLD INC               COM              780287108    5,772   110,150 SH       DEFINED    1,2,3      110,150      0    0
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605      525    32,000 SH       DEFINED    2,3         32,000      0    0
STILLWATER MNG CO            COM              86074Q102   13,758   600,000 SH       DEFINED    1,2,3      600,000      0    0
SWIFT TRANSN CO              CL A             87074U101   11,510   783,000 SH       DEFINED    1,2,3      783,000      0    0
SYMANTEC CORP                COM              871503108   11,124   600,000 SH       DEFINED    1,2,3      600,000      0    0
UBS AG                       SHS NEW          H89231338   36,033 1,886,165 SH       DEFINED    1,2,3    1,886,165      0    0
UNITED RENTALS INC           COM              911363109      663    20,000 SH       DEFINED    2,3         20,000      0    0
UNITED RENTALS INC           COM              911363109      676    20,310 SH       DEFINED    1,2,3       20,310      0    0
VANGUARD INDEX FDS           GROWTH ETF       922908736    2,251    35,000 SH       DEFINED    1,2,3       35,000      0    0
VANGUARD WORLD FDS           INF TECH ETF     92204A702    2,569    40,000 SH       DEFINED    1,2,3       40,000      0    0
WELLS FARGO & CO NEW         COM              949746101      270     8,500 SH       DEFINED    1,2,3        8,500      0    0
XILINX INC                   COM              983919101    5,892   179,640 SH       DEFINED    1,2,3      179,640      0    0
YAHOO INC                    COM              984332106      335    20,000 SH       DEFINED    2,3         20,000      0    0
YAHOO INC                    COM              984332106    3,469   207,957 SH       DEFINED    1,2,3      207,957      0    0


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